PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	6 Months Ended		12 Months Ended		84 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (89,391)		$ 70,755	$ 19,195	$ 70,755
Property and equipment, net	152,647		175,220		175,220
Depreciation	22,573	5,456	51,560	3,946	71,060
Leasehold Improvement and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	73,761		72,015	19,195	72,015
Field Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 168,277		$ 173,960		$ 173,960